SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current service cost		$ 33,387
Loss on settlement		12,145
Interest expense		2,026
Past service cost
Total post-employment benefit expenses		47,558
Actuarial gain in other comprehensive income		(14,009)
Total expenses		$ 33,549